Segment reporting	12 Months Ended
Jun. 30, 2026
Segment reporting
Segment reporting

Note 12 – Segment reporting

The Group operates as a single reportable segment. The Group’s CODM, who is the Chief Executive Officer, reviews financial information prepared on a consolidated basis for purposes of allocating resources and assessing financial performance.

The measure of segment profit or loss reviewed by the CODM is consolidated net loss, which is consistent with the corresponding amount presented in the consolidated statements of operations and comprehensive loss. The CODM uses this measure, together with information regarding significant operating expenses, liquidity and capital deployment, to assess performance and make resource allocation decisions.

Significant segment expenses regularly provided to the CODM include general and administrative expenses, professional and consulting fees, fair value changes on convertible debentures, and other material expense categories regularly reviewed by the CODM. Other segment items represent the difference between segment revenues less significant segment expenses and the reported measure of segment profit or loss.

The Group’s segment assets are substantially represented by the consolidated assets reported in the consolidated balance sheets. Because the Group operates as a single reportable segment, the segment information is presented on the same basis as the consolidated financial statements.